Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives Due in Identical Nature

For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$ 200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$ —
Asset balance at December 31, 2011 (included in other assets)	$ —
Liability balance at December 31, 2012 (included in other liabilities)	$ (3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$ (3,297,342)

Derivative Assets and Liabilities Carried at Fair Value

The following table provides the Company’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives Due in Identical Nature

For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$—
Asset balance at December 31, 2011 (included in other assets)	$—
Liability balance at December 31, 2012 (included in other liabilities)	$(3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$(3,297,342)

Derivative Assets and Liabilities Carried at Fair Value

The following table provides the Partnership’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—